Common Stock Options (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Feb. 04, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of shares available for future grant		83,000	4,000
Additional shares added for future grants	100,000
Award vesting period		6 months
Award expiration period		10 years
Weighted average grant-date fair value, options granted (in usd per share)		$ 4.04
Intrinsic value of options exercised			$ 91,721	$ 107,335
Stock option expense		84,840	0	0
Amount received for exercise of options			$ 99,550	$ 164,285